Net Loss Per Common Share - Schedule of Computation of Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) attributable to biote Corp. stockholders (basic)	$ 3,316	$ (969)
Net income (loss) attributable to biote Corp. stockholders (diluted)	$ 3,316	$ (969)
Denominator:
Weighted average shares outstanding (basic)	25,709,343	8,059,371
Weighted average shares outstanding (diluted)	25,709,343	8,059,371
Net income (loss) per common share
Basic	$ 0.13	$ (0.12)
Diluted	$ 0.13	$ (0.12)